SHAREHOLDERS' EQUITY (Summary of Stock Options Outstanding By Exercise Price Range) (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Outstanding
Number of options | shares	3,637,050
Exercisable
Number of options | shares	965,596
Exercise Price Range One [Member]
Outstanding
Ranges of exercise price, Lower limit	$ 10.04
Ranges of exercise price, Upper limit	$ 14.74
Number of options | shares	479,825
Weighted average remaining contractual life (years)	11 months 4 days
Weighted average exercise price	$ 13.46
Exercisable
Number of options | shares	380,817
Weighted average exercise price	$ 13.14
Exercise Price Range Two [Member]
Outstanding
Ranges of exercise price, Lower limit	15.09
Ranges of exercise price, Upper limit	$ 19.30
Number of options | shares	389,223
Weighted average remaining contractual life (years)	1 year 9 months
Weighted average exercise price	$ 17.20
Exercisable
Number of options | shares	211,479
Weighted average exercise price	$ 17.21
Exercise Price Range Three [Member]
Outstanding
Ranges of exercise price, Lower limit	20.62
Ranges of exercise price, Upper limit	$ 24.89
Number of options | shares	1,920,227
Weighted average remaining contractual life (years)	4 years 5 months 23 days
Weighted average exercise price	$ 23.14
Exercisable
Number of options | shares	127,425
Weighted average exercise price	$ 22.57
Exercise Price Range Four [Member]
Outstanding
Ranges of exercise price, Lower limit	25.21
Ranges of exercise price, Upper limit	$ 27.15
Number of options | shares	847,775
Weighted average remaining contractual life (years)	3 years 1 month 17 days
Weighted average exercise price	$ 26.32
Exercisable
Number of options | shares	245,875
Weighted average exercise price	$ 26.81